SHARE-BASED COMPENSATION (Details 2) - 2010 Plan	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares
Number of Options
Options outstanding (in shares) | shares		5,136,900	3,962,650	4,085,950
Granted (in shares) | shares		0	1,300,000	300,000
Exercised (in shares) | shares		(138,700)
Cancelled and forfeited (in shares) | shares		(98,200)	(125,750)	(423,300)
Options outstanding (in shares) | shares		4,900,000	5,136,900	3,962,650	4,085,950
Vested and expected to vest (in shares) | shares	4,805,131
Vested and exercisable (in shares) | shares	3,848,750
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share)	$ 3.76		$ 2.66	$ 2.59
Granted (in dollars per share)			7.00	3.11
Exercised (in dollars per share)	2.20
Cancelled and forfeited (in dollars per share)	6.86		2.46	2.29
Options outstanding (in dollars per share)	3.74		$ 3.76	$ 2.66	$ 2.59
Vested and expected to vest	3.68
Vested and exercisable (in dollars per share)	$ 3.01
Weighted Average Contractual Term
Options outstanding, contractual term		1 year 7 months 2 days	1 year 11 months 12 days	2 years 2 months 9 days	3 years 11 days
Vested and expected to vest		1 year 6 months 18 days
Vested and exercisable, contractual term		1 year 1 month 2 days
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value | $	$ 13,356,070		$ 5,425,522	$ 4,564,417	$ 5,692,776
Vested and expected to vest | $	13,355,507
Vested and exercisable, intrinsic value | $	$ 12,873,201
Intrinsic value of options exercised | ¥		¥ 2,577,855
Weighted Average Grant-date Fair Value (US$)
Options outstanding, fair value (in dollar per share)	$ 1.66		$ 1.14	$ 1.12
Granted, fair value (in dollars per share)			3.26	1.72
Exercised, fair value (in dollars per share)	0.98
Options outstanding, fair value (in dollar per share)	$ 1.65		$ 1.66	$ 1.14	$ 1.12